Post-employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of expected rates of inflation [member]
IfrsStatementLineItems [Line Items]
Nominal rate	5.10%	5.50%
Actuarial assumption of discount rates [member] | Unified Plan Defined Benefit [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	11.51%	10.99%
Real rate	6.10%	5.20%
Actuarial assumption of discount rates [member] | Unified Plan Balance [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	11.53%	10.99%
Real rate	6.12%	5.20%
Actuarial assumption of discount rates [member] | Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	11.54%	11.09%
Real rate	6.13%	5.30%
Actuarial assumption of discount rates [member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	11.54%	11.09%
Real rate	6.13%	5.30%
Actuarial assumption of expected rates of salary increases [member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	6.15%	6.56%
Real rate	100.00%	1.00%
Actuarial assumption of expected rates of salary increases [member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	5.10%	5.50%
Real rate	0.00%	0.00%
Actuarial assumption of expected rates of salary increases [member] | Assistance Plan Aging Factor [Member]
IfrsStatementLineItems [Line Items]
Real rate	3.30%	5.80%
Actuarial assumption of mortality rates [member] | Mortality Table [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	AT - 2000	AT - 2000
Actuarial assumption of mortality rates [member] | Mortality Table Of Individuals With Permanent Dislity [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Actuarial assumption of mortality rates [member] | Table Of New Disability Benefit Vested [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	TASA 1927	TASA 1927